Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Taxation

27. Taxation

The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2022	2021	2020
Deferred income tax expense	(52,004)	(570,730)	(389,384)
Deferred income tax gain	62,332	549,110	410,668
Income tax gain/(loss)	10,329	(21,620)	21,284

The Group’s effective income tax expense differed from the expected theoretical amount computed by applying the Group’s applicable weighted average tax rate of 13.7% in 2022 (2021: 13.5%, 2020: 12.1%) as summarized in the following table:

Reconciliation	2022	2021	2020
Loss before income tax	(26,538,740)	(17,036,823)	(8,221,449)
Income tax at statutory tax rates applicable to results in the respective countries	3,641,775	2,348,057	991,120
Effect of unrecognized temporary differences	(125,260)	(632,031)	(302,557)
Effect of unrecognized taxable losses	(3,015,088)	(1,885,486)	(184,881)
Effect of impairment of assets	—	(75,375)	—
Effect of previously unrecognized deferred tax asset	—	—	97,458
Effect of expenses not considerable for tax purposes	—	—	(47,894)
Effect of impact from application of different tax rates	(491,098)	223,215	(531,962)
Income tax gain/(loss)	10,329	(21,620)	21,284

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

	December 31,	December 31,
Deferred Tax Liabilities	2022	2021
Intangible assets	—	(51,914)
Deferred unrealized foreign exchange gains	—	—
Other receivables	(167,299)	(122,449)
Total	(167,299)	(174,363)

	December 31,	December 31,
Deferred Tax Asset	2022	2021
Net operating loss (NOL)	41,429	31,879
Total	41,429	31,879
Deferred Tax, net	(125,870)	(142,484)

	Opening	Recognized in	Recognized in	Exchange	Closing
Deferred Tax 2022	Balance	Profit or Loss	Equity	Differences	Balance
Intangible assets	(51,914)	51,958	—	(44)	—
Other receivables	(122,449)	(52,004)	—	7,154	(167,299)
Net operating loss (NOL)	31,879	10,374	—	(825)	41,429
Total	(142,484)	10,329	—	6,285	(125,870)

	Opening	Recognized in	Recognized in	Exchange	Closing
Deferred Tax 2021	Balance	Profit or Loss	Equity	Differences	Balance
Intangible assets	(252,174)	199,056	—	1,204	(51,914)
Deferred unrealized foreign exchange gains	(350,054)	350,054	—	—	—
Derivative financial asset	—	(127,000)	—	4,551	(122,449)
Net operating loss (NOL)	476,363	(443,730)	—	(754)	31,879
Total	(125,865)	(21,620)	—	5,001	(142,484)

As of December 31, 2022, the Group had unrecognized tax loss carryforwards amounting to CHF 103.1 million (2021: CHF 109.9 million), of which CHF 101.4 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.7 million to Altamira Therapeutics Inc. in the United States (2021: CHF 108.6 million for Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG and CHF 1.3 million for Auris Medical Inc.).

The Group’s unrecognized tax loss carryforwards with their expiry dates are as follows:

	December 31,	December 31,
	2022	2021
Within 1 year	27,956,899	28,909,896
Between 1 and 3 years	31,668,498	50,673,943
Between 3 and 7 years	41,797,708	29,007,049
More than 7 years	1,691,572	1,264,262
Total	103,114,677	109,855,150

Due to the uncertainty surrounding the future results of operations and the uncertainty as to whether the Group can use the loss carryforwards for tax purposes, deferred tax assets on tax loss carryforwards were only considered to the extent that they offset taxable temporary differences within the same taxable entity. No deferred tax assets are calculated on temporary differences related to pension obligations from IAS 19.

The tax effect of the major unrecognized temporary differences and loss carryforwards is presented in the table below:

	December 31,	December 31,
	2022	2021
Deductible temporary differences
Deferred income	111,025	—
Employee benefit plan	43,841	87,149
Other accounts payable	—	344,822
Total potential tax assets	154,866	431,971
Potential tax assets from loss carry-forwards not recognized	13,297,723	14,271,306
Total potential tax assets from loss carry-forwards and temporary differences not recognized	13,452,589	14,703,277